Segment Information - Summary of segment information on revenue, profit or loss and other metrics by reportable segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue [abstract]
External customers	¥ 3,095,234	¥ 2,913,446	¥ 2,844,447
Intersegment
Total	3,095,234	2,913,446	2,844,447
Segment profit (loss)	145,798	69,927	72,530
Amortization of acquisition-related intangible assets	(16,968)	(10,384)	(7,440)
M&A related expenses	(1,221)	(1,763)	(1,240)
Operating profit	127,609	57,780	63,850
Finance income	8,477	21,989	29,553
Finance costs	(15,464)	(8,377)	(11,568)
Share of profit of entities accounted for using the equity method	3,347	5,916	5,106
Profit before income taxes	123,969	77,308	86,941
Other items [abstract]
Depreciation and amortization	166,360	99,745	96,037
Impairment loss	6,384	12,607	1,530
Reversal of impairment loss	(150)		(138)
Capital expenditures	209,439	150,368	107,931
Reportable segments [member]
Revenue [abstract]
External customers	2,963,541	2,709,720	2,649,877
Intersegment	92,496	89,315	87,867
Total	3,056,037	2,799,035	2,737,744
Segment profit (loss)	192,927	106,642	119,484
Other items [abstract]
Depreciation and amortization	105,350	77,752	74,445
Impairment loss	5,797	6,699	923
Reversal of impairment loss
Capital expenditures	156,977	110,909	84,037
Public solutions [member] | Reportable segments [member]
Revenue [abstract]
External customers	324,608	286,151	268,337
Intersegment	7,443	7,739	7,661
Total	332,051	293,890	275,998
Segment profit (loss)	18,602	7,239	4,418
Other items [abstract]
Depreciation and amortization	3,850	3,863	3,903
Impairment loss	679	164
Reversal of impairment loss
Capital expenditures	6,228	3,979	4,275
Public Infrastructure [member] | Reportable segments [member]
Revenue [abstract]
External customers	631,140	621,879	624,819
Intersegment	6,095	7,772	8,164
Total	637,235	629,651	632,983
Segment profit (loss)	53,857	45,358	50,623
Other items [abstract]
Depreciation and amortization	40,443	33,226	31,612
Impairment loss	83	136
Reversal of impairment loss
Capital expenditures	46,187	40,302	30,584
Enterprise [member] | Reportable segments [member]
Revenue [abstract]
External customers	455,508	431,801	405,221
Intersegment	8,976	10,634	11,194
Total	464,484	442,435	416,415
Segment profit (loss)	37,154	35,807	36,225
Other items [abstract]
Depreciation and amortization	6,743	4,558	4,895
Impairment loss	23	34	108
Reversal of impairment loss
Capital expenditures	10,754	10,066	8,060
Network Service [member] | Reportable segments [member]
Revenue [abstract]
External customers	509,832	460,307	442,472
Intersegment	16,897	11,475	13,115
Total	526,729	471,782	455,587
Segment profit (loss)	38,207	20,677	22,882
Other items [abstract]
Depreciation and amortization	9,516	7,597	7,618
Impairment loss	1,789		2
Reversal of impairment loss
Capital expenditures	17,156	10,754	10,052
System Platform [member] | Reportable segments [member]
Revenue [abstract]
External customers	548,692	500,213	488,578
Intersegment	52,353	49,207	45,405
Total	601,045	549,420	533,983
Segment profit (loss)	48,859	20,078	29,294
Other items [abstract]
Depreciation and amortization	16,922	14,260	15,220
Impairment loss	382	1,465	13
Reversal of impairment loss
Capital expenditures	18,949	18,964	21,684
Global [member] | Reportable segments [member]
Revenue [abstract]
External customers	493,761	409,369	420,450
Intersegment	732	2,488	2,328
Total	494,493	411,857	422,778
Segment profit (loss)	(3,752)	(22,517)	(23,958)
Other items [abstract]
Depreciation and amortization	27,876	14,248	11,197
Impairment loss	2,841	4,900	800
Reversal of impairment loss
Capital expenditures	57,703	26,844	9,382
Other [member]
Revenue [abstract]
External customers	131,693	203,726	194,570
Intersegment	89,656	95,393	42,139
Total	221,349	299,119	236,709
Segment profit (loss)	9,374	18,955	(3,138)
Other items [abstract]
Depreciation and amortization	42,882	16,063	16,151
Impairment loss	586	463	527
Reversal of impairment loss	(150)		(138)
Capital expenditures	33,214	17,710	17,644
Reconciling items [member]
Revenue [abstract]
External customers
Intersegment	(182,152)	(184,708)	(130,006)
Total	(182,152)	(184,708)	(130,006)
Segment profit (loss)	(56,503)	(55,670)	(43,816)
Other items [abstract]
Depreciation and amortization	18,128	5,930	5,441
Impairment loss	1	5,445	80
Reversal of impairment loss
Capital expenditures	¥ 19,248	¥ 21,749	¥ 6,250